NEW ACCOUNTING PRONOUNCEMENTS - Impact of ASUs on Statement of Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Revenues
Net sales	$ 6,245	$ 6,238	[1]	$ 20,124	$ 18,053	[1]
Finance, interest and other income	441	451	[1]	1,380	1,424	[1]
Total Revenues	6,686	6,689	[1]	21,504	19,477	[1]
Costs and Expenses
Cost of goods sold	5,162	5,229	[1]	16,606	15,104	[1]
Selling, general and administrative expenses	523	555	[1]	1,706	1,665	[1]
Research and development expenses	254	243	[1]	743	662	[1]
Restructuring expenses	8	53	[1]	16	77	[1]
Interest expense	189	258	[1]	581	710	[1]
Other, net	199	250	[1]	752	760	[1]
Total Costs and Expenses	6,335	6,588	[1]	20,404	18,978	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	351	101	[1]	1,100	499	[1]
Income tax (expense)	(131)	(62)	[1]	(312)	(223)	[1]
Equity in income of unconsolidated subsidiaries and affiliates	11	21	[1]	53	66	[1]
Net income	231	60	[1]	841	342	[1],[2]
Net income attributable to noncontrolling interests	9	4	[1]	27	12	[1]
Net income attributable to CNH Industrial N.V.	$ 222	$ 56	[1]	$ 814	$ 330	[1]
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.16	$ 0.04	[1]	$ 0.60	$ 0.24	[1]
Diluted (in usd per share)	0.16	0.04	[1]	0.60	0.24	[1]
Cash dividends declared per common share (in usd per share)	$ 0	$ 0	[1]	$ 0.173	$ 0.118	[1]
ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
Costs and Expenses
Net income					$ (11)
Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
Revenues
Net sales		$ (93)			(317)
Finance, interest and other income		152			535
Total Revenues		59			218
Costs and Expenses
Cost of goods sold		(11)			(55)
Selling, general and administrative expenses		0			0
Research and development expenses		0			0
Restructuring expenses		0			0
Interest expense		(1)			(2)
Other, net		70			288
Total Costs and Expenses		58			231
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		1			(13)
Income tax (expense)		2			2
Equity in income of unconsolidated subsidiaries and affiliates		0			0
Net income		3			(11)
Net income attributable to noncontrolling interests		0			0
Net income attributable to CNH Industrial N.V.		$ 3			$ (11)
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)		$ 0.00			$ (0.01)
Diluted (in usd per share)		0.00			(0.01)
Cash dividends declared per common share (in usd per share)		$ 0			$ 0
As Previously Reported
Revenues
Net sales		$ 6,331			$ 18,370
Finance, interest and other income		299			889
Total Revenues		6,630			19,259
Costs and Expenses
Cost of goods sold		5,242			15,166
Selling, general and administrative expenses		559			1,676
Research and development expenses		243			662
Restructuring expenses		53			77
Interest expense		259			712
Other, net		174			454
Total Costs and Expenses		6,530			18,747
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		100			512
Income tax (expense)		(64)			(225)
Equity in income of unconsolidated subsidiaries and affiliates		21			66
Net income		57			353
Net income attributable to noncontrolling interests		4			12
Net income attributable to CNH Industrial N.V.		$ 53			$ 341
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)		$ 0.04			$ 0.25
Diluted (in usd per share)		0.04			0.25
Cash dividends declared per common share (in usd per share)		$ 0			$ 0.118
Adjustment Due to ASC | Adjustment Due to ASU 2017-07
Revenues
Net sales		$ 0			$ 0
Finance, interest and other income		0			0
Total Revenues		0			0
Costs and Expenses
Cost of goods sold		(2)			(7)
Selling, general and administrative expenses		(4)			(11)
Research and development expenses		0			0
Restructuring expenses		0			0
Interest expense		0			0
Other, net		6			18
Total Costs and Expenses		0			0
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		0			0
Income tax (expense)		0			0
Equity in income of unconsolidated subsidiaries and affiliates		0			0
Net income		0			0
Net income attributable to noncontrolling interests		0			0
Net income attributable to CNH Industrial N.V.		$ 0			$ 0
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)		$ 0.00			$ 0.00
Diluted (in usd per share)		0.00			0.00
Cash dividends declared per common share (in usd per share)		$ 0			$ 0

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).